Cover	Jan. 11, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 11, 2022
Entity Registrant Name	TRI-STATE GENERATION AND TRANSMISSION ASSOCIATION, INC.
Entity Incorporation, State or Country Code	CO
Entity File Number	333-212006
Entity Tax Identification Number	84-0464189
Entity Address, Address Line One	1100 W. 116th Avenue
Entity Address, City or Town	Westminster,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80234
City Area Code	303
Local Phone Number	452-6111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001637880